Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Disclosure Of Other Financial Liabilities [abstract]
Dealer holdback programs and customers deposits	$ 48.0	$ 83.4
Due to Bombardier Inc.	22.7	22.1
Derivative financial instruments	41.2	10.3
Non-controlling interest liability	20.8	0.0
Financial liability related to NCIB	0.0	47.2
Other	17.8	23.3
Total other financial liabilities	150.5	186.3
Current	90.7	152.3
Non-current	59.8	34.0
Total other financial liabilities	$ 150.5	$ 186.3